Financial Instrument Risks (Details) - USD ($)	3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021
Financial Instrument Risks (Details) [Line Items]
Revenues (in Dollars)	$ 2,646,150	$ 1,813,789	$ 5,228,178	$ 3,938,052
Revenue percentage	60.00%	85.00%	62.00%	88.00%
Accounts receivables percentage			38.00%			90.00%
One Customer [Member]
Financial Instrument Risks (Details) [Line Items]
Revenues (in Dollars)					$ 3,933,000	$ 6,545,000
Revenue percentage					86.00%	69.00%
Accounts receivables percentage					87.00%	26.00%